Stock-based compensation - Preferred Stock Warrants (Details) - $ / shares	Jun. 30, 2022	Apr. 14, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Apr. 30, 2020
Class of Warrant or Right [Line Items]
Weighted average exercise price (in usd per share)			$ 1
Preferred stock warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)			3,247,637	1,100,000	3,247,637
Weighted average exercise price (in usd per share)			$ 1.92		$ 1.92
Number exercisable (in shares)			1,299,055
Preferred stock warrants | DWave System [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	3,247,637
Weighted average exercise price (in usd per share)					$ 1.92
Number exercisable (in shares)	1,299,055
Preferred stock warrants | Weighted average | DWave System [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price (in usd per share)	$ 1.92
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)			617,972			617,972
Weighted average exercise price (in usd per share)			$ 1.75			$ 1.75
Number exercisable (in shares)			617,972
Common Stock Warrants [Member] | DWave System [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	0					617,972
Weighted average exercise price (in usd per share)		$ 1.75				$ 1.75